GS Mortgage Securities Corp ABS-15G

Exhibit 99.2 - Schedule 7

GS Loan Number	Loan Number	Investor loan Number	Client Loan Number	KBRA Initial Credit Grade	S&P Initial Credit Grade	Fitch Initial Credit Grade	Moodys Initial Credit Grade	KBRA Initial Compliance Grade	S&P Initial Compliance Grade	Fitch Initial Compliance Grade	Moodys Initial Compliance Grade	KBRA Initial Valuation Grade	S&P Initial Valuation Grade	Fitch Initial Valuation Grade	Moodys Initial Valuation Grade	KBRA Initial Overall Grade	S&P Initial Overall Grade	Fitch Initial Overall Grade	Moodys Initial Overall Grade	KBRA Final Credit Grade	S&P Final Credit Grade	Fitch Final Credit Grade	Moodys Final Credit Grade	KBRA Final Compliance Grade	S&P Final Compliance Grade	Fitch Final Compliance Grade	Moodys Final Compliance Grade	KBRA Final Valuation Grade	S&P Final Valuation Grade	Fitch Final Valuation Grade	Moodys Final Valuation Grade	KBRA Final Overall Grade	S&P Final Overall Grade	Fitch Final Overall Grade	Moodys Final Overall Grade
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